Contractual Maturities of Installment Loans Except Purchased Loans (Detail) In Millions	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
2012	$ 9,664	¥ 803,554
2013	6,280	522,216
2014	5,114	425,198
2015	2,770	230,286
2016	2,142	178,146
Thereafter	8,568	712,429
Total	$ 34,538	¥ 2,871,829